Short-term and Long-term Debt - Summary of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 36,495	¥ 45,991
Less: Current portion	(4,444)	(1,139)
Non-current portion	32,051	44,852
Bank loans—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	8,199	8,990
Bank loans—unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	7,738	8,455
Bank loans—unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	288	336
Bank loans—unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	173	199
Other loans—unsecured [member] | Medium term note [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	4,995
Other loans—unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1	1
Loans from China Telecom Group—unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 23,300	¥ 37,000